ACCOUNTS RECEIVABLE AND OTHER - Undiscounted Lease Payments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	$ 1,667	$ 858
Operating lease receivables	2,852	3,138
Total lease receivables	4,519	3,996
Less than 1 year
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	128	62
Operating lease receivables	361	396
Total lease receivables	489	458
1-2 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	127	61
Operating lease receivables	350	384
Total lease receivables	477	445
2-3 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	126	61
Operating lease receivables	308	318
Total lease receivables	434	379
3-4 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	124	60
Operating lease receivables	284	295
Total lease receivables	408	355
4-5 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	122	59
Operating lease receivables	260	271
Total lease receivables	382	330
5 plus years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	1,040	555
Operating lease receivables	1,289	1,474
Total lease receivables	$ 2,329	$ 2,029